SHORT-TERM AND LONG-TERM DEBT (Schedule of Aggregate Principal Annual Payments) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Short-term And Long-term Debt Schedule Of Aggregate Principal Annual Payments Details
2017 (six months ending December 31)	$ 2,569
2018	6,806
2019	30,417
2020	694
Total principal payments	40,486
Less: unamortized original issue discount	(1,090)
Present value of principal payments	39,396
Less: current portion	5,412
Long-term debt	$ 33,984	$ 37,928